Note 12 - Share-based Compensation (Details Textual)	9 Months Ended
Sep. 30, 2019 shares
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	100,000
Restricted Stock Contains Service Vesting Conditions [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	50,000
Restricted Stock Contain Performance Conditions [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	50,000